Submission	Jan. 17, 2026
Submission [Line Items]
Central Index Key	0001841644
Registrant Name	Picpay Holdings Netherlands B.V.
Registration File Number	333-292572
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A